CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Total revenues	$ 2,756,771	$ 2,428,455	$ 5,832,744	$ 2,589,931
COST OF SALES:
Total costs of sales	1,628,260	1,487,948	3,737,677	1,750,316
Gross profit (loss)	1,114,111	940,507	2,095,067	839,615	4,300,376	(811,965)
EXPENSES:
Sales and marketing	39,107	44,317	65,007	44,317	55,882	58,712
Professional	410,755	483,913	754,722	996,453	1,888,047	1,695,053
Payroll and related	584,136	367,017	1,246,138	564,558	1,513,050	802,142
General and administrative	421,869	394,256	884,712	616,267	1,542,886	802,772
Research and development	1,000,000	0	1,000,000	0	0	0
Depreciation	259,964	128,000	517,367	199,707	591,069	213,823
Amortization	182,735	354,129	365,470	560,131	868,622	760,350
Total expenses	2,898,566	1,771,632	4,833,416	2,981,433	6,459,556	4,332,852
Operating income (loss)	(1,784,455)	(831,125)	(2,738,349)	(2,141,818)	(2,159,180)	(5,144,817)
OTHER INCOME (EXPENSE)
Derivative gain (expense)	3,496,653	(6,565,485)	(400,019)	(8,105,901)	(7,476,908)	0
Gain (loss) on debt extinguishment	1,252,131	0	1,252,131	0	0	0
Loss (gain) on conversions and settlements of debt and notes payable	(206,775)	0	(775,650)	0	138,815	0
Impairment of goodwill and intangible assets	0	0	0	0	(949,872)	0
Interest expense	(287,344)	(1,147,201)	(834,101)	(1,277,438)
Total other income (expenses)	4,254,665	(7,712,686)	(757,639)	(9,383,339)	(11,868,985)	(232,672)
Net income (loss) before income taxes	2,470,210	(8,543,811)	(3,495,988)	(11,525,157)	(14,028,165)	(5,377,489)
Income taxes	0	0	0	0	0	0
NET INCOME (LOSS)	$ 2,470,210	$ (8,543,811)	$ (3,495,988)	$ (11,525,157)	$ (14,028,165)	$ (5,377,489)
Income (loss) per common share-basic and diluted	$ 0.00	$ (0.06)	$ (0.01)	$ (0.08)	$ (0.10)	$ (0.04)
Weighted-average common shares outstanding-basic and diluted	839,198,568	136,953,904	614,826,873	136,953,904	141,594,930	136,953,904
Products
REVENUES:
Total revenues	$ 16,940	$ 15,086	$ 28,091	$ 33,769	$ 53,605	$ 119,860
COST OF SALES:
Total costs of sales	14,400	15,100	27,300	35,600	55,470	121,904
Services
REVENUES:
Total revenues	2,739,831	2,413,369	5,804,653	2,556,162	10,158,772	817,209
COST OF SALES:
Total costs of sales	$ 1,628,260	$ 1,472,848	$ 3,710,377	$ 1,714,716	$ 5,856,531	$ 1,627,130